Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties Text Block Abstract
Office sharing and occupancy costs	$ 49,111	$ 67,012
Amount of accounts payable and accrued liabilities	213,193	302,883
Long term notes amount	$ 2,573,024	$ 2,786,183